Formation and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Formation and Basis of Presentation

Note 1—Formation and Basis of Presentation

Formation and Nature of Business

Talos Energy Inc. (“Talos” or the “Company”) is a technically driven independent exploration and production company with operations in the United States Gulf of Mexico and in the shallow waters off the coast of Mexico. The Company’s focus in the Gulf of Mexico is the exploration, acquisition, exploitation and development of deep and shallow water assets near existing infrastructure. The shallow waters off the coast of Mexico provide the Company high impact exploration opportunities in an emerging basin. The Company uses its access to an extensive seismic database and its deep technical expertise to identify, acquire and exploit attractive assets with robust economic profiles. The Company’s management and technical teams have a long history working together and have made significant discoveries in the deep and shallow waters in the Gulf of Mexico and in the shallow waters off the coast of Mexico.

On May 10, 2018 (the “Closing Date”), the Company (f/k/a Sailfish Energy Holdings Corporation) consummated the transactions contemplated by that certain Transaction Agreement, dated as of November 21, 2017 (the “Transaction Agreement”), among Stone Energy Corporation (“Stone”), the Company, Sailfish Merger Sub Corporation (“Merger Sub”), Talos Energy LLC and Talos Production LLC, pursuant to which, among other items, each of Stone, Talos Production LLC and Talos Energy LLC became wholly-owned subsidiaries of the Company (the “Stone Combination”). Prior to the Closing Date, Sailfish Energy Holdings Corporation did not conduct any material activities other than those incident to its formation and the matters contemplated by the Transaction Agreement. Substantially concurrent with the consummation of the transactions, the name of the Company was changed from Sailfish Energy Holdings Corporation to Talos Energy Inc.

Pursuant to the Transaction Agreement, a series of transactions occurred on the Closing Date (the “Closing”), including the following: (i) Stone underwent a reorganization pursuant to which Merger Sub merged with and into Stone, with Stone continuing as the surviving corporation and a direct wholly-owned subsidiary of the Company (the “Merger”) and each share of Stone’s common stock outstanding immediately prior to the Merger (other than treasury shares held by Stone, which were cancelled for no consideration) was converted into the right to receive one share of the Company’s common stock, par value $0.01 (the “Common Stock”) and (ii) in a series of contributions, entities related to Apollo Management VII, L.P. and Apollo Commodities Management, L.P. with respect to Series I (“Apollo Funds”), and Riverstone Energy Partners V, L.P. (“Riverstone Funds”) contributed all of the equity interests in Talos Production LLC (which at that time owned 100% of the equity interests in Talos Energy LLC) to the Company in exchange for an aggregate of 31,244,085 shares of Common Stock (the “Sponsor Equity Exchange”).

Concurrently with the consummation of the Transaction Agreement, the Company consummated the transactions contemplated by the certain Exchange Agreement, dated as of November 21, 2017 (the “Exchange Agreement”), among the Company, Stone, the Talos Issuers (defined below), the various lenders and noteholders of the Talos Issuers listed therein, certain funds controlled by Franklin Advisers, Inc. (“Franklin”) (such controlled noteholders, the “Franklin Noteholders”), and certain clients of MacKay Shields LLC (“MacKay Shields”) (such noteholders, the “MacKay Noteholders”), pursuant to which (i) the Apollo Funds and Riverstone Funds contributed $102.0 million in aggregate principal amount of 9.75% senior notes due 2022 (“9.75% Senior Notes”) issued by Talos Production LLC and Talos Production Finance, Inc. (together, the “Talos Issuers”) to the Company in exchange for an aggregate of 2,874,049 shares of Common Stock (the “Sponsor Debt Exchange”); (ii) the holders of second lien bridge loans (“11.00% Bridge Loans”) issued by the Talos Issuers exchanged such 11.00% Bridge Loans for $172.0 million aggregate principal amount of 11.00% Second-Priority Senior Secured Notes due 2022 of the Talos Issuers (“11.00% Senior Secured Notes”) and (iii) Franklin Noteholders and MacKay Noteholders exchanged their 7.50% Senior Secured Notes due 2022 issued by Stone (“7.50% Stone Senior Notes”) for $137.4 million aggregate principal amount of 11.00% Senior Secured Notes.

As a result of the closing of the transactions contemplated by the Transaction Agreement and the Exchange Agreement (the “Transactions”) the former stakeholders of Talos Energy LLC held approximately 63% of the Company’s outstanding Common Stock and the former stockholders of Stone held approximately 37% of the Company’s outstanding Common Stock as of the Closing Date.

Unless otherwise indicated or the context otherwise requires, references herein to “us,” “we,” “our” or the “Company” are to Talos Energy Inc. and its wholly-owned subsidiaries.

Basis of Presentation and Consolidation

The condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) as applied to interim financial statements and include each subsidiary from the date of inception. Because this is an interim periodic report presented using a condensed format, it does not include all of the annual disclosures required by GAAP. Talos Energy LLC was considered the accounting acquirer in the Stone Combination under GAAP. Accordingly, the historical financial and operating data of Talos Energy Inc., which cover periods prior to the Closing Date, reflects the assets, liabilities and operations of Talos Energy LLC prior to the Closing Date and does not reflect the assets, liabilities and operations of Stone prior to the Closing Date. These condensed consolidated financial statements should be read in conjunction with Talos Energy LLC’s audited financial statements and the notes thereto for the year ended December 31, 2017, which are included elsewhere in this prospectus. For the periods prior to May 10, 2018, the Company retrospectively adjusted its Statement of Changes in Equity and the weighted average shares used in determining earnings per share to reflect the number of shares Talos Energy LLC received in the business combination. Beginning on May 10, 2018, common stock is presented to reflect the legal capital of Talos. All intercompany transactions have been eliminated. All adjustments that are of a normal, recurring nature and are necessary to fairly present the financial position, results of operations and cash flows for the interim periods are reflected herein. The results for any interim period are not necessarily indicative of the expected results for the entire year. The Company has evaluated subsequent events through the date the condensed consolidated financial statements were issued.

For presentation purposes, as of June 30, 2018, certain balances previously disclosed as “Accounts payable” and “Other current assets” have been reclassified to “Accrued liabilities” and “Prepaid assets”, respectively. The corresponding balances as of December 31, 2017 of $73.5 million and $7.3 million were reclassified to “Accrued liabilities” and “Prepaid assets”, respectively. The balance sheet reclass between “Accounts payable” and “Accrued liabilities” is related to estimates of operating costs incurred but not yet invoiced.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements, the reported amounts of revenues and expenses during the reporting periods and the reported amounts of proved oil and natural gas reserves. Actual results could differ from those estimates.

During September 2015, the Company expanded its acreage position to include two shallow water exploration blocks off the coast of Mexico and drilled its first well in those blocks in July 2017. The business activities in Mexico, which are currently deemed immaterial, have been combined with the United States and reported as one segment. See additional information in Note 4—Property, Plant and Equipment.

Recently Adopted Accounting Standards

Impact of the Adoption of ASC 606—Revenue from Contracts with Customers

On January 1, 2018, the Company adopted Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers using the modified retrospective approach. ASC 606 supersedes the revenue recognition requirements in Topic 615, Revenue Recognition, and industry-specific guidance in Subtopic 932-605, Extractive Activities—Oil and Gas—Revenue Recognition. The new standard includes a five-step revenue recognition model to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for these goods and services.

The Company records revenues from the sale of oil, natural gas and NGLs based on quantities of production sold to purchasers under short-term contracts (less than twelve months) at market prices when delivery to the customer has occurred, title has transferred, prices are fixed and determinable and collection is reasonably assured. This occurs when production has been delivered to a pipeline or when a barge lifting has occurred.

The Company does not disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less or contracts for which variable consideration is allocated entirely to a wholly unsatisfied performance obligation.

Gas Imbalances. Under previous accounting guidance, the Company used the entitlement method to account for sales and production. Under the entitlement method, revenue was recorded based on the Company’s entitled share of production with any difference recorded as an imbalance on the condensed consolidated balance sheet. Upon the adoption of ASC 606, revenues are recorded based on the actual sales volumes sold to purchasers. An imbalance receivable or payable is recorded only to the extent the imbalance is in excess of its share of remaining proved developed reserves in an underlying property. The change in accounting method from the entitlements method to the sales method resulted in an immaterial cumulative-effect adjustment to members’ deficit on the date of adoption.

Production Handling Fees. Under previous accounting guidance, the Company presented certain reimbursements for costs from certain third parties as other revenue on the condensed consolidated statement of operations. Upon the adoption of ASC 606, the reimbursements are presented as a reduction of direct lease operating expense on the condensed consolidated statement of operations. The impact of the reclassification for the three and six months ended June 30, 2018 was immaterial.

Recently Issued Accounting Standards

In February 2016, the Financial Accounting Standards Boards (“FASB”) issued Accounting Standards Update (“ASU”) 2016-02, Leases (Topic 842). This ASU supersedes the lease requirements in Topic 840, Leases, and requires that a lessee recognize a right-of-use asset and lease liability for leases that do not meet the definition of a short-term lease. The right-of-use asset and lease liability are to be measured on the balance sheet at the present value of the lease payments. For income statement purposes, ASU 2016-02 retains a dual model requiring leases to be classified as either operating or finance within the Company’s condensed consolidated statements of operations. Lease costs for operating leases are recognized as a single lease cost, calculated so that the cost of the lease is allocated over the lease term on a straight-line basis. For finance leases, interest expense is recognized on the lease liability separately from amortization of the right-to-use asset. ASU 2016-02 does not apply to leases for oil and natural gas properties, but does apply to equipment used to explore and develop oil and natural gas reserves. This ASU is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company is currently assessing the impact of ASU 2016-02 which includes an analysis of existing contracts and current accounting policies and disclosures that will change as a result of the adoption. Appropriate systems, controls and processes to support the recognition and disclosure requirements of the ASU 2016-02 are also being evaluated. The Company is currently evaluating the impact of this ASU on its condensed consolidated financial statements. The Company plans to adopt ASU 2016-02 effective January 1, 2019.

Note 1—Formation and Basis of Presentation

Formation and Nature of Business

Talos Energy LLC was formed in 2011. Upon formation, Talos Energy Operating Company LLC; Talos Energy Offshore LLC; Talos Energy Operating GP, LLC; Talos Energy Holdings LLC; and Talos Production LLC became wholly-owned subsidiaries of Talos Energy LLC. Talos Production Finance Inc. was formed on January 15, 2013 as a wholly-owned subsidiary of Talos Energy LLC. Unless otherwise indicated or the context otherwise requires, references in this report to “us,” “we,” “our” or the “Company” are to Talos Energy LLC and its wholly-owned subsidiaries. On February 6, 2013, we acquired all of the equity of Energy Resource Technology GOM, LLC (“ERT”) and its subsidiary from Helix Energy Solutions Group, Inc. (“Helix”) for approximately $625.2 million (inclusive of purchase price and working capital adjustments of approximately $15.2 million), and payments for ongoing guarantees from Helix to third-parties. Additionally, the Company agreed to assign Helix an overriding royalty interest in certain properties acquired in the transaction at closing. We refer to this purchase as the “ERT Acquisition.” The ERT Acquisition was effective December 1, 2012 and closed on February 6, 2013. Prior to the closing of the ERT Acquisition, Energy Resource Technology GOM, Inc. and its wholly-owned subsidiary, CKB Petroleum, Inc., were each converted into Delaware limited liability companies, and as a result changed their names to Energy Resource Technology GOM, LLC and CKB Petroleum, LLC, respectively.

On February 3, 2012, the Company completed a transaction with funds affiliated with, and controlled by, Apollo Global Management LLC (together with its consolidated subsidiaries, “Apollo”), funds affiliated with, and controlled by, Riverstone Holdings, LLC (together with its affiliates, “Riverstone” and together with Apollo, our “Sponsors”) and members of management pursuant to which the Company received a private equity capital commitment, which may be increased up to $600 million with approval from the Company’s Board of Directors.

Prior to the closing of the ERT Acquisition, our Sponsors and members of management had invested an aggregate of approximately $325 million in the Company to fund a portion of the ERT Acquisition as well as to fund other asset purchases. In connection with the ERT Acquisition, the Company also issued $300 million aggregate principal amount of 9.75% Senior Notes due February 15, 2018 (the “2018 Senior Notes”) at a discount of 0.975%, (see Note 6—Debt).

The Company commenced commercial operations on February 6, 2013. Prior to February 6, 2013, the Company had incurred certain general and administrative expenses associated with the start-up of its operations.

We are a technically driven independent exploration and production company with operations in the Gulf of Mexico and in the shallow waters off the coast of Mexico. Our focus in the Gulf of Mexico is the exploration, acquisition and development of deep and shallow water assets near existing infrastructure. The shallow waters off the coast of Mexico provide us high impact exploration opportunities in an emerging basin. We use our access to an extensive seismic database and our deep technical expertise to identify, acquire and exploit attractive assets with robust economic profiles. Our management and technical teams have a long history working together and have made significant discoveries in the deep and shallow waters in the Gulf of Mexico and in the shallow waters off the coast of Mexico. The Company shall continue until it is liquidated or dissolved in accordance with the Limited Liability Company Agreement of Talos Energy LLC, as amended and restated (the “LLC Agreement”).

Basis of Presentation and Consolidation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include each subsidiary from the date of inception. All material intercompany transactions have been eliminated. All adjustments that are of a normal, recurring nature and are necessary to fairly present the Company’s financial position, results of operations and cash flows for the periods are reflected.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements, the reported amounts of revenues and expenses during the reporting periods and the reported amounts of proved oil and natural gas reserves. Actual results could differ from those estimates.

During September 2015, the Company expanded its acreage position to include two shallow water exploration blocks off the coast of Mexico and drilled our first well in July 2017. The business activities in Mexico have been combined with the United States and reported as one segment. See additional information in “Note 4—Property, Plant and Equipment.”

Recently Adopted Accounting Standards

In January 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-01, Business Combinations (Topic 805)—Clarifying the Definition of a Business. This ASU clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The amendments in this ASU provide a screen that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or group of similar identifiable assets, they are not a business, which reduces the number of transactions that need to be evaluated further. The update is effective for public entities for annual and interim periods beginning after December 31, 2017, but allows for early adoption provided the transaction date occurs before the issuance of the ASU, only when the transaction has not been reported in previously issued financials. The Company early adopted the amendments for the transaction completed on December 20, 2016. See additional information in “Note 3—Acquisitions.”

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. The amendments in this ASU require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The guidance in this ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017, with early adoption permitted. The Company early adopted ASU 2016-18 as of January 1, 2017 and the adoption was applied retrospective to 2016 and 2015. As a result of the adoption, the Company reclassified $10.2 million and $7.2 million change in restricted cash during the years ended December 31, 2016 and 2015, respectively, from the investing section of the consolidated statements of cash flows to the net change in cash, cash equivalents and restricted cash balance.

Recently Issued Accounting Standards

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). This ASU supersedes the lease requirements in Topic 840 and requires that a lessee recognize a right-of-use asset and lease liability for leases that do not meet the definition of a short-term lease. The right-of-use asset and lease liability are to be measured on the balance sheet at the present value of the lease payments. For income statement purposes, ASU 2016-02 retains a dual model requiring leases to be classified as either operating or finance within our statements ofoperations. Lease costs for operating leases are recognized as a single lease cost, calculated so that the cost of the lease is allocated over the lease term on a straight-line basis. For finance leases, interest expense is recognized on the lease liability separately from amortization of the right-to-use asset. ASU 2016-02 does not apply to leases for oil and natural gas properties, but does apply to equipment used to explore and develop oil and natural gas reserves. This ASU is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company is currently evaluating the impact of the adoption of this ASU on its consolidated financial statements.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. This ASU supersedes the revenue recognition requirements in Topic 615, Revenue Recognition, and industry-specific guidance in Subtopic 932-605, Extractive Activities—Oil and Gas—Revenue Recognition, and requires an entity to recognize revenue when it transfers promised goods and services to customers in an amount that reflects the consideration the entity expects to be entitled to in exchange for those goods and services. The amendments in this ASU are effective for annual reporting periods beginning after December 15, 2017. Entities can choose to apply the standard using either a full retrospective approach or a modified retrospective approach, with the cumulative effect initially applying ASU 2014-09 recognized at the date of initial application. We are in the process of finalizing our implementation of ASU 2014-09 and does not anticipate the adoption will have a material effect.